PGIM Nasdaq-100 Buffer 12 ETF - July
Schedule of Investments  (unaudited)
as of January 31, 2025
Description	Shares	Value
Short-Term Investments 104.1%
Affiliated Mutual Fund 1.0%
PGIM Core Government Money Market Fund (7-day effective yield 4.511%) (cost $23,192)(wb)	23,192	$23,192
Options Purchased*~ 103.1%
(cost $2,331,149)		2,351,977

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 104.1% (cost $2,354,341)		2,375,169
Options Written*~ (4.1)%
(premiums received $100,106)		(92,615)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.0% (cost $2,254,235)		2,282,554
Liabilities in excess of other assets(z) (0.0)%		(558)

Net Assets 100.0%		$2,281,996

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Invesco QQQ ETF Trust	Call	06/30/25	$5.11		44		4	$2,273,893
Invesco QQQ ETF Trust	Put	06/30/25	$511.23		44		4	78,084
Total Options Purchased (cost $2,331,149)								$2,351,977

PGIM Nasdaq-100 Buffer 12 ETF - July
Schedule of Investments  (unaudited) (continued)
as of January 31, 2025
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Invesco QQQ ETF Trust	Call	06/30/25	$552.59		44		4	$(64,819)
Invesco QQQ ETF Trust	Put	06/30/25	$449.88		44		4	(27,796)
Total Options Written (premiums received $100,106)							$(92,615)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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